Contingency	12 Months Ended
Dec. 31, 2017
Contingency
26. Contingency
(a) Legal Claims
The Company is involved in various claims, litigation and other matters in the ordinary course and conduct of business. Some of these pending matters will take a number of years to resolve. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company’s belief that the ultimate resolution of such actions is not reasonably likely to have a material adverse effect on its consolidated financial position or results of operations. As a result, no contingent liabilities have been recorded in these consolidated financial statements.
(b) Contractual dispute with Canaccord

Canaccord Genuity Corp. (“Canaccord”) was an advisor to Reservoir in connection with the Company’s transaction (the “Transaction”) to acquire Reservoir and all of its assets, including the Timok Project, in June 2016.

In March 2016, Canaccord and Reservoir entered into an advisory agreement to evaluate third party funding arrangements which related to the potential exercise by Reservoir of a right of first refusal (“ROFO”) under its joint venture agreement with Freeport. Canaccord was paid a fee of $1,000 for providing financial advisory services in connection with Reservoir’s exercise of the ROFO.

In early April 2016, Canaccord and Reservoir entered into a new advisory agreement regarding a potential acquisition of control of Reservoir (the “April Advisory Agreement”). Canaccord has filed a Notice of Claim in the British Columbia Supreme Court regarding the fees under the April Advisory Agreement. Canaccord initially demanded an advisory fee of CAD$11,658 (the “Transaction Fee”) and has subsequently increased its claim for a Transaction Fee to CAD$14,670, which would represent approximately 3.0% of the overall transaction value of approximately CAD$482,000, based on the closing price of the Company’s shares (CAD$4.70) on the last trading day prior to the date of announcement of the Transaction.

On September 12, 2016, Reservoir filed a Reply to the Notice of Claim to dispute the Transaction Fee demanded by Canaccord on the basis that, among other things, it is not determined in accordance with the terms of the April Advisory Agreement. Reservoir has paid to Canaccord the sum of CAD$6,047 (which includes a transaction fee of CAD$5,617 and a second fairness opinion fee of $100, taxes and expenses). Reservoir believes that this constitutes all fees that Canaccord is entitled under the April Advisory Agreement.

The claim was heard in the British Columbia Supreme Court on January 25 and 26, 2018. The decision of the Court on the claim was reserved and is pending. No provision has been recorded in these consolidated financial statements as the outcome of this claim is not determinable.